Significant Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition
Schedule of proforma net revenue and operating income

	Three Months Ended March 31,
	2020	2019
Net revenue	$204,619,618	$181,724,059
Operating income (loss)	$9,082,482	$(4,746,892)

	Year ended December 31,
Pro-forma financial information:	2019	2018
Net revenue	$551,754,097	$477,649,368
Operating income	31,304,194	25,352,321

Summary of results of business acquired

	Three Months Ended March 31,
	2020	2019
Net revenue	$40,724,747	$8,626,378
Operating income (loss)	$(5,559,851)	$1,431,523

	Year ended December 31,
	2019	2018
Net revenue	$53,295,178	$107,047,267
Operating income (loss)	7,406,919	(6,597,299)

Significant Acquisitions In 2020 [Member]
Business Acquisition
Summary of consideration

Cash consideration	$106,178,017
Equity consideration	6,248,015
Deferred payments	14,250
Total	$112,440,282

Summary of estimated fair values of the net assets acquired

Cash	$337,087
Accounts receivable	19,573,766
Inventory	4,780,439
Prepaid and other current assets	1,334,306
Equipment and other fixed assets	24,406,410
Goodwill	74,016,335
Accounts payable and accrued expenses	(6,494,599)
Contract liabilities	(2,467,643)
Unfavorable lease liability	(1,418,931)
Capital lease obligations	(1,626,888)
Net assets acquired	$112,440,282

Significant acquisitions in 2019
Business Acquisition
Summary of consideration

Cash consideration	$21,562,495
Seller note	2,000,000
Estimated contingent consideration	1,500,000
Total	$25,062,495

Summary of estimated fair values of the net assets acquired

Cash	$117,000
Accounts receivable	3,691,030
Inventory	2,468,427
Prepaid and other current assets	11,835
Equipment and other fixed assets	1,658,714
Goodwill	19,381,515
Accounts payable and accrued expenses	(2,266,026)
Net assets acquired	$25,062,495

	Goulds	SleepMed	Choice	Other	Total
Cash	$—	—	—	91,894	91,894
Accounts receivable	3,968,011	—	758,558	678,491	5,405,060
Inventory	2,452,777	266,759	33,880	1,507,625	4,261,041
Prepaid and other current assets	11,835	—	110,212	—	122,047
Equipment and other fixed assets	3,352,330	1,401,491	107,120	6,107,790	10,968,731
Goodwill	17,947,636	14,064,750	18,908,961	14,348,123	65,269,470
Contract liabilities	(509,000)	(328,000)	(22,000)	(849,995)	(1,708,995)
Accounts payable and accrued expenses	(2,959,245)	—	(1,212,899)	(744,349)	(4,916,493)
Net assets acquired	$24,264,344	15,405,000	18,683,832	21,139,579	79,492,755